Segment Reporting	12 Months Ended
Dec. 31, 2017
Segments Reporting [Abstract]
Segment Reporting
Note 4 -	Segment Reporting

The Group operates in four segments in the communications sector and every company in the Group operates in one separate business segment. The primary reporting format, by business segments, is based on the Group’s management and internal reporting structure.

Each company provides services in the segment in which it operates, using the property, plant and equipment and the infrastructure it owns (see also Note 24). The infrastructure of each company is used only for providing its services. Each of the companies in the Group is exposed to different risks and yield expectations, mainly with respect to the technology and competition in the segment in which it operates. Accordingly, the separable components in the Group are each company in the Group.

Based on the above, the business segments of the Group are as follows:

-	Bezeq - The Israel Telecommunication Corp. Ltd.: fixed line domestic communications

-	Pelephone Communications Ltd.: cellular communications

-	Bezeq International Ltd.: international communications, internet services and network end point

-	DBS Satellite Services (1998) Ltd.: multichannel television

The other companies in the Group are presented under the “Other” item. Other operations include call center services (Bezeq Online) and online shopping and classified ads, (through Walla). These operations are not reported as reporting segments as they do not fulfill the quantitative thresholds.

Inter-segment pricing is set at the price determined in a transaction in the ordinary course of business.

The results, assets and liabilities of a segment include items directly attributable to that segment, as well as those that can be allocated on a reasonable basis.

Segment capital expenditure is the total cost incurred during the period for acquisition of property, plant and equipment and intangible assets.

The Group’s investment in DBS was accounted for using the equity method up to March 23, 2015. As from that date, the financial statements of DBS are consolidated with the financial statements of the Group as described in Note 12B below. The Group reports on multichannel television as an operating segment without adjustment to ownership rates and excess cost in all reporting periods.

	Year ended December 31, 2015
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	4,122	2,831	1,485	1,774	197	(440)	9,969
Inter-segment revenues	285	59	93	-	24	(445)	16
Total revenue	4,407	2,890	1,578	1,774	221	(885)	9,985
Depreciation and amortization	725	419	132	322	13	520	2,131
Segment results- operating income	2,148	157	240	250	(15)	(767)	2,013
Finance income	30	53	7	32	17	25	164
Finance expenses	(362)	(4)	(15)	(635)	(2)	259	(759)
Total finance income (expense), net	(332)	49	(8)	(603)	15	284	(595)
Segment profit (loss) after finance expenses, net	1,816	206	232	(353)	-	(483)	1,418
Share in profit (loss) of equity-accounted investee	-	-	-	-	(2)	14	12
Segment profit (loss) before income tax	1,816	206	232	(353)	(2)	(469)	1,430
Income tax	492	55	60	1	-	(261)	347
Segment results - net profit (loss)	1,324	151	172	(354)	(2)	(208)	1,083
Additional information:
Segment assets	7,311	3,269	1,160	1,667	661	5,251	19,319
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	4	-	7	14	25
Segment liabilities	12,117	513	343	6,685	104	47	19,809
Investments in property, plant and equipment and intangible assets	837	419	127	281	33	(80)	1,617

	Year ended December 31, 2016
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	4,063	2,587	1,478	1,745	198	-	10,071
Inter-segment revenues	320	43	70	-	20	(440)	13
Total revenue	4,383	2,630	1,548	1,745	218	(440)	10,084
Depreciation and amortization	717	380	137	296	16	615	2,161
Segment results- operating income	2,076	32	176	264	(34)	(653)	1,861
Finance income	30	52	5	13	4	29	133
Finance expenses	(475)	(6)	(15)	(539)	(2)	(71)	(1,108)
Total finance income (expense), net	(445)	46	(10)	(526)	2	(42)	(975)
Segment profit (loss) after finance expenses, net	1,631	78	166	(262)	(32)	(695)	886
Share in profit (loss) of equity-accounted investee	-	-	1	-	(5)	(1)	(5)
Segment profit (loss) before income tax	1,631	78	167	(262)	(37)	(696)	881
Income tax	399	17	42	(330)	-	314	442
Segment results - net profit (loss)	1,232	61	125	68	(37)	(1,010)	439
Additional information:
Segment assets	7,111	3,294	1,177	2,026	193	3,642	17,443
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	5	-	1	12	18
Segment liabilities	11,988	569	380	1,434	104	3,315	17,790
Investments in property, plant and equipment and intangible assets	828	277	126	227	13	-	1,471

	Year ended December 31, 2017
	Domestic fixed–line communications	Cellular communications	International communications and internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,953	2,500	1,466	1,650	220	-	9,789
Inter-segment revenues	291	46	71	-	17	(425)	-
Total revenue	4,244	2,546	1,537	1,650	237	(425)	9,789
Depreciation and amortization	728	383	135	285	20	566	2,117
Segment results- operating income	1,971	72	174	163	(20)	(756)	1,604
Finance income	36	54	4	10	5	(34)	75
Finance expenses	(439)	(3)	(12)	(81)	-	(117)	(652)
Total finance income (expense), net	(403)	51	(8)	(71)	5	(151)	(577)
Segment profit (loss) after finance expenses, net	1,568	123	166	92	(15)	(907)	1,027
Share in profit (loss) of equity-accounted investee	-	-	-	-	(4)	(1)	(5)
Segment profit (loss) before income tax	1,568	123	166	92	(19)	(908)	1,022
Income tax	396	28	39	336	0	(452)	347
Segment results - net profit (loss)	1,172	95	127	(244)	(19)	(456)	675
Additional information:
Segment assets	9,086	3,271	1,199	1,502	174	2,655	17,887
Goodwill	-	-	6	-	10	2,921	2,937
Investment in equity-accounted investee	-	-	5	-	(6)	11	10
Segment liabilities	13,901	536	410	1,154	64	2,313	18,378
Investments in property, plant and equipment and intangible assets	851	331	169	237	19	-	1,607

B.	Adjustments for segment reporting of revenue, profit or loss, assets and liabilities

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS

Revenue
Revenue from reporting segments	10,649	10,306	9,977
Revenue from other segments	221	218	237
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(445)	(440)	(425)
Elimination of revenue for a segment classified as an associate	(440)	-	-
Consolidated revenue	9,985	10,084	9,789

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS

Profit or loss
Operating income for reporting segments	2,795	2,548	2,380
Elimination of expenses from a segment classified as an associate	(59)	-	-
Financing expenses, net	(595)	(975)	(577)
Share in the losses (profit) of equity-accounted investees	12	(5)	(5)
Profit (loss) for operations classified in other Categories	44	(34)	(20)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(545)	(442)	(483)
Other adjustments	(222)	(211)	(273)
Consolidated profit before income tax	1,430	881	1,022

	December 31,
	2016	2017
	NIS	NIS

Assets
Assets from reporting segments	13,619	15,069
Assets attributable to operations in other categories	204	178
Goodwill not attributable to segment assets	3,050	2,921
Investment in an equity-accounted investee	12	11
Inter-segment assets	703	269
Assets resulting from the Bezeq PPA, net	2,119	1,678
Assets attributable to a non-reportable segment	820	708

Consolidated assets	20,527	20,834

	December 31,
	2016	2017
	NIS	NIS

Liabilities
Liabilities from reporting segments	14,371	16,001
Liabilities attributable to operations in other categories	104	64
Inter-segment liabilities	(730)	(1,360)
Liabilities resulted from the Bezeq PPA, net	491	386
Liabilities attributable to a non-reportable segment	3,554	3,287

Consolidated liabilities	17,790	18,378